Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents	$ 16,456	$ 9,897
Investment in unconsolidated subsidiary		4,812
Investment securities available for sale	141,953	153,824
Total assets	625,236	591,945
Stockholders' equity	67,378	59,387	$ 59,090	$ 59,962
Total liabilities and stockholders' equity	625,236	591,945
Parent Company [Member]
Cash and cash equivalents	48	1,082
Investment in bank subsidiary	65,909	52,522
Investment in unconsolidated subsidiary		4,812
Investment securities available for sale	1,193	1,169
Other assets	641	224
Total assets	67,791	59,809
Accounts payable and other liabilities	413	422
Stockholders' equity	67,378	59,387
Total liabilities and stockholders' equity	$ 67,791	$ 59,809